Equity-Accounted Joint Ventures - Angola Joint Venture - Additional Information (Details)	Dec. 31, 2024 vessel m³	Dec. 31, 2023 vessel
Schedule of Equity Method Investments [Line Items]
Number of vessels	15	10
Angola Joint Venture
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in joint venture	33.00%
Number of vessels	4
Volume of vessels (in cubic meter) | m³	160,400
Angola Joint Venture | NYK Energy Transport
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in joint venture	33.00%
Angola Joint Venture | Mitsui & Co. Ltd
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in joint venture	34.00%